UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Changes in operating assets and liabilities:
Accounts payable	$ 724,000		$ 123,000
Net cash used in operating activities	(6,253,000)		(13,996,000)
Net loss	(8,409,000)		(15,619,000)
Net Cash Provided by (Used in) Operating Activities	(6,253,000)		(13,996,000)
Net cash (used in) provided by investing activities	23,518,000		(25,279,000)
Payments of Stock Issuance Costs	(2,069,000)
Net cash provided by financing activities	(2,069,000)		75,899,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	52,415,000	$ 37,219,000	37,219,000
Cash, cash equivalents and restricted cash at beginning of period	37,219,000		595,000
Cash, cash equivalents and restricted cash at end of period	52,415,000	37,219,000	37,219,000
Arya Sciences Acquisition Corp III
Adjustments to reconcile net loss to net cash used in operating activities
Gain (Loss) on Investments	(10,982)	(52,952)
Changes in operating assets and liabilities:
Prepaid expenses	50,129	(303,759)
Accounts payable	116,827
Accrued expenses	1,264,015	318,507
Due to related party	30,000
Net cash used in operating activities	(319,022)	(549,570)
Net loss	(1,769,011)	(523,083)
Net income on investments	10,982	52,952
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		11,717
Increase (Decrease) in Prepaid Expenses, Other	(50,129)	303,759
Accrued expenses	1,264,015	318,507
Net Cash Provided by (Used in) Operating Activities	(319,022)	(549,570)
Cash Deposited in Trust Account		(149,500,000)
Net cash (used in) provided by investing activities		(149,500,000)
Proceeds from Related Party Debt		136,590
Repayments of Related Party Debt		(200,000)
Gross proceeds from initial public offering		149,500,000
Gross proceeds from private placement		4,990,000
Payments of Stock Issuance Costs		(3,375,988)
Net cash provided by financing activities		151,050,602
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(319,022)	1,001,032
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	682,010	1,001,032	1,001,032
Change in value of Class A common stock subject to possible redemption	(1,769,010)
Net change in cash	(319,022)	1,001,032
Cash, cash equivalents and restricted cash at beginning of period	1,001,032	0
Cash, cash equivalents and restricted cash at end of period	682,010	1,001,032	$ 1,001,032
Supplementary cash flow information on non-cash investing activities
Deferred Offering Costs Paid by Sponsor in Exchange for Issuance of Ordinary Shares		25,000
Offering Costs Included in Accrued Expenses		70,000
Offering Costs Included in Note Payable		51,693
Deferred Underwriting Commissions Assumed in Underwriting Agreement		5,232,500
Initial value of Class A common stock subject to possible redemption		140,714,240
Increase (Decrease) in Value of Common Stock Subject to Redemption		$ (477,510)
Change in value of Class A common stock subject to possible redemption	$ (1,769,010)